Valued Advisers Trust

Kovitz Core Equity ETF

EQTY (the “Fund”)

Supplement dated September 12, 2024 to the

Prospectus of the Fund, dated February 28, 2024,

and to the Summary Prospectus, dated February 28, 2024.

The following information replaces similar information regarding the Portfolio Management Team information under the Portfolio Management section of the Prospectus and Summary Prospectus beginning on page 6:

Portfolio Management Team

•	Mitchell A. Kovitz, CFA, CPA, Portfolio Manager of the Fund and Chief Executive Officer, Principal and Portfolio Manager of the Adviser; Portfolio Manager of the Predecessor Fund from its inception in December 2011 to the time of the Reorganization.

•	Joel D. Hirsh, CFA, Portfolio Manager of the Fund and Principal and Portfolio Manager of the Adviser; Portfolio Manager of the Predecessor Fund from its inception in December 2011 to the time of the Reorganization.

•	Jonathan A. Shapiro, MBA, CFA, Portfolio Manager of the Fund and Principal of the Adviser; Portfolio Manager of the Predecessor Fund from its inception in December 2011 to the time of the Reorganization.

•	Matthew W. Hayner, MBA, CFA, Portfolio Manager of the Fund and Portfolio Manager of the Adviser; Portfolio Manager of the Fund since May 2024.

All references to Bryan L. Engler, CFA, Portfolio Manager, are hereby deleted in their entirety from the Prospectus.

The following paragraphs replace similar information regarding the Portfolio Managers information under the Management of the Fund section of the Prospectus beginning on page 16:

Portfolio Managers. The Adviser utilizes a team approach in managing the Fund. The members of the Adviser’s Investment Team are jointly responsible for making the investment decisions for the Fund, and decisions are made by consensus opinion.

Mitchell A. Kovitz, CFA, CPA –Portfolio Manager of the Fund and Chief Executive Officer, Portfolio Manager and Principal of the Adviser. Mr. Kovitz has been managing the Fund and previously the Predecessor Fund since 2011. He founded the previous adviser to the Predecessor Fund, Kovitz Investment Group, LLC (“KIG”), with his partners in 2003. Prior to that, Mr. Kovitz helped form the Kovitz Group within Rothschild Investment Corporation, Chicago, IL in 1994. Mr. Kovitz graduated from the University of Illinois at Urbana-Champaign in 1986 with a Bachelor of Science degree in Accounting. He became licensed as a Certified Public Accountant in 1986 and received his Masters in Taxation from the University of Illinois in 1987. Mr. Kovitz is a CFA® Charterholder.

Joel D. Hirsh, CFA – Portfolio Manager of the Fund and Portfolio Manager and Principal of the Adviser. Mr. Hirsh has been managing the Fund and previously the Predecessor Fund since 2011. He joined KIG in 2006 as an equity analyst. In 2007 his role expanded to Portfolio Manager. Prior to joining KIG, Mr. Hirsh was an equity research analyst for KeyBank Capital Markets, a division of McDonald Investments. Mr. Hirsh graduated from the University of Michigan in 2004 with a Bachelor of Arts degree in Economics. Mr. Hirsh is a CFA® Charterholder and a member of the CFA Society of Chicago’s Education Advisory Group.

Jonathan A. Shapiro, MBA, CFA – Portfolio Manager of the Fund and Principal of the Adviser. Mr. Shapiro has been managing the Fund and previously the Predecessor Fund since 2011. He founded KIG with his partners in 2003. Mr. Shapiro joined the Kovitz Group at Rothschild Investment Corporation, Chicago, IL in 1999 as a Portfolio Manager. Previously, he was an Analyst at Vector Securities from 1997 to 1999 and a Management Consultant with KMPG and Towers Perrin from 1986 to 1997. Mr. Shapiro graduated from Carleton College in 1986 with a Bachelor of Arts degree in Mathematics. He later received his Masters of Business Administration from the University of Chicago Booth School of Business with concentrations in Finance and Accounting. Mr. Shapiro is a CFA® Charterholder and a member of the CFA Society of Chicago.

Matthew W. Hayner, MBA, CFA – Portfolio Manager of the Fund and Portfolio Manager of the Adviser. Mr. Hayner has been managing the Fund since May 2024. Mr. Hayner joined the Adviser in 2022 as a Portfolio Manager. Previously, he was a Portfolio Manager at Madison Investment Advisors, Inc. from 2002 to 2022. Mr. Hayner graduated from Eastern Illinois with a Bachelor of Science in Chemistry. He later received his Masters of Business Administration from the University of St. Thomas. Mr. Hayner is a CFA® Charterholder and a member of the CFA Society of Chicago.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Fund.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated February 28, 2024, which provide information that you should know before investing in the Fund. You can find the Fund’s Prospectus, SAI and other information about the Fund online at www.kovitzetf.com. You can also get this information at no cost by calling (877) 714-2327 or by sending an email request to Fulfillment@ultimusfundsolutions.com.

You should retain this Supplement for future reference.

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Valued Advisers Trust

Kovitz Core Equity ETF

EQTY (the “Fund”)

Supplement dated September 12, 2024 to the

Statement of Additional Information (“SAI”) of the Fund,

dated February 28, 2024.

At a special meeting of shareholders of Valued Advisers Trust (the “Trust”) held on June 27, 2024, Martin A. Burns and Susan J. Templeton were elected as Independent Trustees of the Trust effective immediately. Effective June 28, 2024, Mark J. Seger retired as an Interested Trustee of the Trust. Information regarding the new Trustees is included below.

Also, at a Special Meeting of the Board of Trustees of the Trust (the “Board”) held on July 10, 2024, the Board approved the appointment of Michael Wittke as the Trust’s Chief Compliance Officer, effective immediately. Information regarding Mr. Wittke is included below. All references to N. Lynn Bowley as Chief Compliance Officer of the Trust are hereby deleted in their entirety from the SAI.

Also, at the Board meeting on July 10, 2024, the Board approved the engagement of DLA Piper as legal counsel to the Trust effective July 26, 2024.

Effective May 31, 2024, Matthew W. Hayner, MBA, CFA, became a Portfolio Manager of the Fund, replacing Bryan L. Engler. All references to Bryan L. Engler, CFA, Portfolio Manager, are hereby deleted in their entirety from the SAI.

The following replaces similar information found on pages 10-11 of the SAI:

About the Portfolio Managers

Mitchell A. Kovitz, Joel D. Hirsh, Jonathan A. Shapiro, and Matthew W. Hayner (“Portfolio Managers”) are responsible for managing the Fund. As of May 31, 2024, the Portfolio Managers were responsible for managing the following types of accounts, in addition to the Fund (figures are approximate):

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Mitchell A. Kovitz	Investment Companies: 2 Pooled Investment Vehicles: 2 Other Accounts: 5,500	Investment Companies: $1.1 billion Pooled Investment Vehicles: $125 million Other Accounts: $5 billion	Investment Companies: 0 Pooled Investment Vehicles: 2 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $125 million Other Accounts: $0

Joel D. Hirsh	Investment Companies: 2 Pooled Investment Vehicles: 2 Other Accounts: 5,500	Investment Companies: $1.1 billion Pooled Investment Vehicles: $125 million Other Accounts: $5 billion	Investment Companies: 0 Pooled Investment Vehicles: 2 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $125 million Other Accounts: $0
Jonathan A. Shapiro	Investment Companies: 2 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $1.1 billion Pooled Investment Vehicles: $0 Other Accounts: $0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $0 Other Accounts: $0
Matthew W. Hayner	Investment Companies: 2 Pooled Investment Vehicles: 0 Other Accounts: 5,500	Investment Companies: $1.1 billion Pooled Investment Vehicles: $0 Other Accounts: $5 billion	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $0 Other Accounts: $0

Compensation: Mr. Kovitz and Mr. Hirsh receive from the Adviser an annual base salary and discretionary bonus based on the performance of the firm. Mr. Shapiro receives an annual base salary and discretionary bonus from the Adviser. Mr. Hayner receives an annual base salary and discretionary and performance bonuses from the Adviser.

Ownership of Fund Shares

As of May 31, 2024, the Portfolio Managers owned shares of the Fund in the following ranges:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mitchell A. Kovitz	Over $1,000,000
Joel D. Hirsh	Over $1,000,000
Jonathan A. Shapiro	Over $1,000,000
Matthew W. Hayner	$10,001 - $50,000

The Portfolio Managers are invested in a separate account strategy that mirrors the Fund. The ranges of their ownership across all vehicles that are managed according to this investment strategy are as follows:

Range of Investments in Core Equity
	<$500k	$500k-$1M	$1M - $5M	$5M+
Mitchell A. Kovitz				X
Joel D. Hirsh			X
Jonathan A. Shapiro			X
Matthew W. Hayner			X

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The following table replaces a similar table in the Trustee and Officers section found on pages 12-13 of the SAI:

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
INDEPENDENT TRUSTEES
Martin A. Burns, 67 Independent Trustee Since June 2024	Current: Principal, Owner, and Sole Member, ActioCon LLC (asset management consulting) (since November 2021). Previous: Chief Industry Operations Officer, Investment Company Institute (2015 to 2022).	None.
Ira P. Cohen, 65 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).

Trustee and Audit Committee Chairman, Apollo Diversified Real Estate Fund (since March 2022); Trustee, Chairman and Nominating and Governance Committee Chairman, Angel Oak Funds Trust (since October 2014) (7 portfolios); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Nominating and Governance Committee Chairman, U.S. Fixed Income Trust (since March 2019).

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Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Andrea N. Mullins, 57 Independent Trustee Since December 2013 Chairperson Since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).

Trustee, Angel Oak Funds Trust (since February 2019) (7 portfolios); Trustee, Angel Oak Strategic Credit Fund (since February 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (since November 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (since November 2021).

Susan J. Templeton, 68 Independent Trustee Since June 2024

Current: Advisory Board Member, Morningstar, Inc. (since 2023); Independent Director, Claridges Trust Co. (since 2015); Advisory Board Member, Seyen Venture Capital (since 2017).

Previous: Vice-Chair, Sebold Capital Management (2019 to 2023); CEO, CIO and Founder, Stafford Wells Advisors, Inc. (2008 to 2019).

None.

* The address for each trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 15 series.

Mr. Seger, Interested Trustee, resigned as a Trustee of the Trust effective June 28, 2024. All references to Mr. Seger as a Trustee of the Trust are hereby deleted in their entirety from the SAI.

The following information replaces similar information to the Trustee Qualifications section found on page 13 of the SAI:

Martin A. Burns - Mr. Burns has over 40 years of financial services expertise in consumer and commercial banking and the domestic and global pooled investment industries. His experiences include executive operations management, valuation and distribution practices, regulatory implementation and compliance, cybersecurity, and industry advocacy for registered investment companies. Mr. Burns was selected to serve as a Trustee based primarily on his considerable knowledge of the mutual fund industry, including the regulatory framework under which the Trust must operate.

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Ira P. Cohen – Mr. Cohen has over 43 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 29 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

Susan J. Templeton – Ms. Templeton has over 40 years of experience in the financial services industry, including extensive experience in executive management roles relating to the operations of mutual funds and similar products. She was selected to serve as a Trustee of the Trust based primarily on her broad knowledge of various types of investments and of mutual fund operations.

Mr. Seger, Interested Trustee, resigned as a Trustee of the Trust effective June 28, 2024. All references to Mr. Seger as a Trustee of the Trust are hereby deleted in their entirety from the SAI.

The following information replaces similar information in the Officers of the Trust table found on page 14 of the SAI:

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years
Matthew J. Miller, 48 Principal Executive Officer and President Since March 2022 Vice President From December 2011 to March 2022	Current: Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).
Carol J. Highsmith, 59 Vice President Since August 2008 Secretary Since March 2014	Current: Vice President, Ultimus Fund Solutions, LLC (since December 2015).
Jared D. Lahman, 38 AML Officer since March 2023

Current: Assistant Vice President, Compliance Officer, Northern Lights Compliance Services, LLC (since September 2023).

Previous: Senior Compliance Analyst, Northern Lights Compliance Services, LLC (January 2019 to September 2023).

Zachary P. Richmond, 44 Principal Financial Officer and Treasurer Since September 2021

Current: Vice President, Financial Administration, Ultimus Fund Solutions, LLC (since February 2019).

Previous: Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to February 2019).

Michael Wittke, 53 Chief Compliance Officer Since July 2024

Current: Vice President, Senior Compliance Officer, Northern Lights Compliance Services, LLC (since June 2024).

Previous: Chief Compliance Officer, Southeastern Asset Management, Inc. (March 2002 – May 2024).

* The address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

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** As of the date of this SAI, the Trust consists of 15 series.

The following table replaces a similar table regarding Trustee beneficial ownership information found on page 14 of the SAI:

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2023 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Martin A. Burns	A	A
Ira P. Cohen	A	A
Andrea N. Mullins	A	A
Susan J. Templeton	A	A

Mr. Seger, Interested Trustee, resigned as a Trustee of the Trust effective June 28, 2024. All references to Mr. Seger as a Trustee of the Trust are hereby deleted in their entirety from the SAI.

The following table replaces a similar table regarding estimates of annual compensation to be paid to the Trustees found on page 15 of the SAI:

Independent Trustees	Aggregate Compensation from the Adviser	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Martin A. Burns**	$3,300	$0	$0	$49,500
Ira P. Cohen ***	$3,433	$0	$0	$51,500
Andrea N. Mullins ****	$3,433	$0	$0	$51,500
Susan J. Templeton**	$3,300	$0	$0	$49,500

* As of the date of this SAI, the Trust consists of 15 series. Each series, including each of the Funds, pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust. Effective January 1, 2022, each Independent Trustee receives annual base compensation of $3,300 per series. Each Independent Trustee also receives additional compensation for serving as the chairperson of one or more of the Trust’s standing committees and for participating in special meetings of the Board.

** Mr. Burns and Ms. Templeton became trustees on June 27, 2024.

*** For the fiscal year ended October 31, 2023, Mr. Ira P. Cohen received $2,618 from the Adviser.

**** For the fiscal year ended October 31, 2023, Ms. Andrea N. Mullins received $2,618 from the Adviser.

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The following paragraph replaces similar disclosure regarding the personnel of the Administrator under the heading “Administrator and Fund Accountant” found on page 38 of the SAI:

Administrator and Fund Accountant

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator and fund accountant to the Fund, pursuant to a Master Services Agreement. Ultimus is the parent company of the Distributor. The officers of the Trust are members of management and/or employees of the Distributor, Ultimus, or NLCS (defined below).

The following paragraph replaces similar disclosure under the heading “Legal Counsel” found on page 38 of the SAI:

Legal Counsel

DLA Piper LLP (US), located at One Atlantic Center, 1201 West Peachtree Street, Suite 2900, Atlanta, GA 30309-3800, serves as legal counsel to the Trust and Fund.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated February 28, 2024, which provide information that you should know before investing in the Fund. You can find the Fund’s Prospectus, SAI and other information about the Fund online at www.kovitzetf.com. You can also get this information at no cost by calling (877) 714-2327 or by sending an email request to Fulfillment@ultimusfundsolutions.com.

You should retain this Supplement for future reference.

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